UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson-Herman Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890

13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven M. Niditch
Title:    CCO
Phone:    (203) 254-0091

Signature, Place and Date of Signing:


/s/ Steven M. Niditch            Southport, CT              November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $285,822
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number    Name

1.   028-13186               Southport Millennium Fund, L.P.
2.   028-13187               Southport Millennium Fund II, L.P.
3.   028-13188               Southport Millennium Master Fund, Ltd.
4.   028-13189               Southport Millennium Twenty Fund, L.P.
5.   028-13190               Southport Management Limited Partnership

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6       COL 7        COLUMN 8

                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)  PRN AMT PRN CALL  DISCRETION      MNGRS  SOLE    SHARED   NONE
--------------                --------------    -----       -------  ------- --- ----  ----------      -----  ----    ------   ----
ABB LTD                       SPONSORED ADR    000375204    7,918     395100 SH        SHARED DEFINED   5             395100
ADVENT SOFTWARE INC           COM              007974108    8,591     213450 SH        SHARED DEFINED   5             213450
ALCATEL-LUCENT                SPONSORED ADR    013904305       51      11322 SH        SHARED DEFINED   5              11322
AMERICAN EXPRESS CO           COM              025816109      205       6054 SH        SOLE            NONE     6054
AMERISOURCEBERGEN CORP        COM              03073E105    2,885     128900 SH        SHARED DEFINED   5             128900
ANADARKO PETE CORP            COM              032511107    4,670      74450 SH        SHARED DEFINED   5              74450
APPLE INC                     COM              037833100    5,418      29230 SH        SHARED DEFINED   5              29230
ARCH CAP GROUP LTD            ORD              G0450A105      723      10700 SH        SHARED DEFINED   5              10700
ARM HLDGS PLC                 SPONSORED ADR    042068106    3,575     510766 SH        SHARED DEFINED   5             510766
BAXTER INTL  INC              COM              071813109   11,821     207350 SH        SHARED DEFINED   5             207350
BEMIS COMPANY                 COM              081437105   13,464     519635 SH        SHARED DEFINED   5             519635
BRISTOL MYERS SQUIBB CO       COM              110122108    8,191     363700 SH        SOLE            NONE   363700
CAVIUM NETWORKS INC           COM              14965A101    3,951     184030 SH        SHARED DEFINED   5             184030
CLEAN ENERGY FUELS CORP       COM              184499101      452      31400 SH        SOLE            NONE    31400
CLINICAL DATA INC NEW         COM              18725U109      723      43350 SH        SOLE            NONE    43350
CONTINENTAL AIRLS INC         CL B             210795308      334      20300 SH        SHARED DEFINED   5              20300
CONTINENTAL RESOURCES INC     COM              212015101    4,956     126535 SH        SHARED DEFINED   5             126535
CROWN CASTLE INTL CORP        COM              228227104   18,598     593033 SH        SHARED DEFINED   5             593033
DELTA AIR LINES INC DEL       COM NEW          247361702      323      36000 SH        SHARED DEFINED   5              36000
E M C CORP MASS               COM              268648102    8,435     495000 SH        SHARED DEFINED   5             495000
EDGAR ONLINE INC              COM              279765101    5,138    2635020 SH        SHARED DEFINED   5             635020
EVEREST RE GROUP LTD          COM              G3223R108   16,014     182595 SH        SHARED DEFINED   5             182595
EXPRESS SCRIPTS INC           COM              302182100   14,092     181650 SH        SHARED DEFINED   5             181650
FLOWSERVE CORP                COM              34354P105      355       3600 SH        SOLE            NONE     3600
FORTUNE BRANDS INC            COM              349631101      653      15200 SH        SHARED DEFINED   5              15200
GAP INC DEL                   COM              364760108   11,071     517350 SH        SHARED DEFINED   5             517350
HMS HLDGS CORP                COM              40425J101    2,416      63190 SH        SHARED DEFINED   5              63190
HONEYWELL INTL INC            COM              438516106      316       8500 SH        SOLE            NONE     8500
INTEL CORP                    COM              458140100    4,846     247600 SH        SHARED DEFINED   5             247600
INTERFACE INC                 CL A             458665106      466      56200 SH        SOLE            NONE    56200
ISHARES TR INDEX              RUSSELL 2000     464287655    5,873      97500 SH  PUT   SHARED DEFINED   5              97500
LAM RESEARCH CORP             COM              512807108    3,748     109720 SH        SHARED DEFINED   5             109720
LIBERTY GLOBAL INC            COM SER A        530555101    4,282     189700 SH        SOLE            NONE   189700
LIONS GATE ENTMNT CORP        COM NEW          535919203      159      25800 SH        SOLE            NONE    25800
MICROSOFT CORP                COM              594918104    3,889     151200 SH        SHARED DEFINED   5             151200
NVIDIA CORP                   COM              67066G104    3,849     256100 SH        SHARED DEFINED   5             256100
ORACLE CORP                   COM              68389X105    1,815      87100 SH        SHARED DEFINED   5              87100
PMC-SIERRA INC                COM              69344F106      256      26800 SH        SOLE            NONE    26800
POWELL INDS INC               COM              739128106      879      22900 SH        SOLE            NONE    22900
QLOGIC                        COM              747277101    2,055     119500 SH        SHARED DEFINED   5             119500
QUALCOMM INC                  COM              747525103   15,673     348450 SH        SHARED DEFINED   5             348450
RENAISSANCERE HOLDINGS LTD    COM              G7496G103    9,400     171655 SH        SHARED DEFINED   5             171655
ROSETTA STONE INC             COM              777780107    4,818     209825 SH        SHARED DEFINED   5             209825
RYANAIR HLDGS PLC             SPONSORED ADR    783513104    8,953     308300 SH        SHARED DEFINED   5             308300
SBA COMMUNICATIONS CORP       COM              78388J106    1,506      55700 SH        SOLE            NONE    55700
SHUTTERFLY INC                COM              82568P304    1,684     101289 SH        SHARED DEFINED   5             101289
SOUTHWESTERN ENERGY CO        COM              845467109    3,542      83000 SH        SHARED DEFINED   5              83000
TERRA INDS INC                COM              880915103    2,089      60260 SH        SHARED DEFINED   5              60260
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   10,731     212250 SH        SHARED DEFINED   5             212250
TJX COS INC NEW               COM              872540109   16,799     452200 SH        SHARED DEFINED   5             452200
VALIDUS HOLDINGS LTD          COM SHS          G9319H102    4,172     161700 SH        SHARED DEFINED   5             161700
WABASH NATL CORP              COM              929566107      303     111500 SH        SHARED DEFINED   5             111500
WALGREEN CO                   COM              931422109   17,676     471750 SH        SHARED DEFINED   5             471750
WESTPORT INNOVATIONS INC      COM NEW          960908309      404      31800 SH        SOLE            NONE    31800
ZIMMER HLDGS INC              COM              98956P102      615      11500 SH        SOLE            NONE    11500

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